Deferred Taxation (Details) - Schedule of Analysis of the Deferred Tax Balances - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities in Financial Position [Abstract]
Net deferred tax assets recognized in the consolidated statement of financial position
Net deferred tax liabilities recognized in the consolidated statement of financial position	$ 26,272	$ 29,272	$ 35,540